THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 13, 2003 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON JUNE 30, 2004.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended:     June 30, 2003
                                                   -------------



Check here if Amendment  [X]            Amendment Number:   2
                                                          --------
   This Amendment (Check only one): [ ]   is a restatement
                                    [X]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     WS Capital Management, L.P.
          -----------------------------
Address:  300 Crescent Court, Suite 880
          -----------------------------
          Dallas, Texas 75201
          -----------------------------

Form 13F File Number:    28-10349
                         --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Reid S. Walker                  Contact Person: Joseph I. Worsham, II
          -----------------------------
Title:    Member of WS Capital, L.L.C.,
          general partner of
          WS Capital Management, L.P.
          -----------------------------
Phone:    (214) 756-6056
          -----------------------------

Signature, Place and Date of Signing:

             /s/ Reid S. Walker           Dallas, Texas         January 3, 2005
          -------------------------     -----------------       ---------------
                (Signature)               (City, State)             (Date)

Report Type ( Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                           0
Form 13F Information Table Entry Total:                      5
Form 13F Information Table Value Total:                $10,534
                                                 (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F Information Table


------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1              COLUMN 2   COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF               TITLE OF                 VALUE       SHRS OR    SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER                 CLASS      CUSIP       [x$1000]     PRN AMT    PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ACTION PERFORMANCE
CO INC                   PUT      004933907         380     20,000     SH     PUT      SHARED(1)                        20,000
ALLIED CAP CORP NEW      PUT      01903Q958       1,155     50,000     SH     PUT      SHARED(1)                        50,000
IDEC PHARMACEUTICALS
CORP                     PUT      449370955       1,188     35,000     SH     PUT      SHARED(1)                        35,000
KINDER MORGAN INC KANS   PUT      49455P951       6,612    121,000     SH     PUT      SHARED(1)                       121,000
TECO ENERGY INC          PUT      872375950       1,199    100,000     SH     PUT      SHARED(1)                       100,000


(1) WS Capital Management, L.P. has shared investment discretion and voting authority with WSV Management, L.L.C. WS Capital Management, L.P. has sole investment discretion and voting authority for shares held by Walker Smith Capital, L.P., Walker Smith Capital (Q.P.), L.P. and Walker Smith International Fund, Ltd. WSV Management, L.L.C. has sole investment discretion and voting authority for shares held by WS Opportunity Fund, L.P., WS Opportunity Fund (Q.P.), L.P. and WS Opportunity Fund International, Ltd. Reid S. Walker and G. Stacy Smith, as control persons for both WS Capital, L.L.C., the general partner of WS Capital Management, L.P., and WSV Management, L.L.C., may each control decisions regarding the investment and voting of these shares.